EQUIPMENT LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Less: Future interest charges	$ (12)	$ (50)
Present value of loan payments	289	928
Less: Current portion	(199)	(517)
Non-current portion	90	411
Not Later Than One Year [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	228	550
Non-current portion	228
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Contractual maturities	73	$ 428
Non-current portion	$ 73